Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements

3. Fair Value Measurements

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The Company records derivatives at fair value. Any gains and losses on derivatives recorded at fair value are reflected in the Consolidated Statement of Net Income with the exception of cash flow hedges where an immaterial portion of the fair value is reflected in Other Comprehensive Income. The degree of judgment utilized in measuring the fair value of the instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of asset or liability, whether the asset or liability has an established market and the characteristics specific to the transaction. Derivatives with readily active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of pricing observability and a lesser degree of judgment utilized in measuring fair value. Conversely, assets rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment utilized in measuring fair value.

Under existing GAAP, there is a hierarchal disclosure framework associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level 2 – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level 3 – Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following table summarizes the valuation of the Company’s derivatives by the above pricing observability levels:

	Total carrying amount in Consolidated Balance Sheets December 31		Fair value measurement at December 31, using:
			2013			2012
	2013	2012	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivatives1)	$1.7	$16.5	—	$1.7	—	—	$16.5	—

Total Assets	$1.7	$16.5	—	$1.7	—	—	$16.5	—

Liabilities
Derivatives	$2.8	$0.7	—	$2.8	—	—	$0.7	—

Total Liabilities	$2.8	$0.7	—	$2.8	—	—	$0.7	—

1)	The decrease from prior year is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities and short-term debt approximate their fair value because of the short term maturity of these instruments. The fair value of long-term debt is determined either from quoted market prices as provided by participants in the secondary market or for long-term debt without quoted market prices, estimated using a discounted cash flow method based on the Company’s current borrowing rates for similar types of financing. The fair value of derivatives is estimated using a discounted cash flow method based on quoted market prices. The Company has determined that each of these fair value measurements of debt reside within Level 2 of the fair value hierarchy. The discount rates for all derivative contracts are based on bank deposit or swap interest rates. Credit risk has been considered when determining the discount rates used for the derivative contracts.

The fair value and carrying value of debt is summarized in the table below. For further details on the Company’s debt, see Note 12.

	Carrying value1)	Fair value	Carrying value1)	Fair value
FAIR VALUE OF DEBT, DECEMBER 31	2013	2013	2012	2012
Long-term debt
U.S. private placement	$177.6	$187.7	$305.8	$329.5
Medium-term notes	99.9	100.5	99.8	99.4
Notes2)	0.0	0.0	107.6	108.9
Other long-term debt	1.6	1.6	49.7	49.7

Total	$279.1	$289.8	$562.9	$587.5

Short-term debt
Overdrafts and other short-term debt	$65.6	$65.6	$60.3	$60.3
Short-term portion of long-term debt3)	167.2	172.6	9.5	9.5
Notes2)	106.6	107.6	—	—

Total	$339.4	$345.8	$69.8	$69.8

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Notes 12 and 13).
3)	$125 million carrying value of U.S. private placement note changed from long-term to short-term debt in the fourth quarter 2013.

The tables below present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 and amount of gain (loss) recognized in the Consolidated Statement of Net Income for the years ending December 31, 2013, 2012 and 2011. Although the Company is party to close-out netting agreements with all derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2013 and 2012, have been presented on a gross basis. The net amounts subject to netting agreements that the Company choose not to offset are presented in footnotes. According to the close-out netting agreements, transaction amounts payable to a counterparty on the same date and in the same currency can be netted.

FAIR VALUE OF DEBT, DECEMBER 31, 2013	Nominal volume		Derivative asset		Derivative liability		Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 6 years (fair value hedge)4)	$—		$—		$—		Other non-current asset

Total derivatives designated as hedging instruments	$—		$—		$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$504.1	1)	$1.7	2)	$2.8	3)	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$504.1		$1.7		$2.8

Total derivatives	$504.1		$1.7		$2.8

1)	Net amount after deducting for offsetting swaps $425.4 million.
2)	Net amount after deducting for offsetting swaps $1.5 million.
3)	Net amount after deducting for offsetting swaps $2.6 million.
4)	The decrease from year end is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.

FAIR VALUE OF DEBT, DECEMBER 31, 2012	Nominal volume		Derivative asset		Derivative liability		Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0		$15.8		$—		Other non-current asset

Total derivatives designated as hedging instruments	$60.0		$15.8		$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$700.8	1)	$0.7	2)	$0.7	3)	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$700.8		$0.7		$0.7

Total derivatives	$760.8		$16.5		$0.7

1)	Net amount after deducting for offsetting swaps $554.8 million.
2)	Net amount after deducting for offsetting swaps $0.6 million.
3)	Net amount after deducting for offsetting swaps $0.6 million.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2013

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 6 years (fair value hedge)1)	$—	—	$(1.3)	—	—	—

Total derivatives designated as hedging instruments	$—

Hedged item (fair value hedge)
Fixed rate private placement debt due 20191)	$—	—	$1.3	—	—	—

Total gain (loss) in Consolidated Statement of Net Income			$0.0

1)	The decrease from year end is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2012

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	—	$0.7	—	—	—

Total derivatives designated as hedging instruments	$60.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(0.7)	—	—	—

Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2011

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Cross currency interest rate swaps, 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—

Total derivatives designated as hedging instruments	$60.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—

Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER

	Nominal volume						Other financial items, net			Interest expense			Interest income
	2013		2012		2011		2013	2012	2011	2013	2012	2011	2013	2012	2011
Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—		$—		$—		$—	$—	$(3.8)	$—	$—	$0.1	$—	$—	$—
Foreign exchange swaps	504.1	1)	700.8	2)	1,241.9	3)	(1.1)	(4.0)	6.8	0.0	(0.1)	0.2	—	—	—

Total derivatives not designated as hedging instruments	$504.1		$700.8		$1,241.9

1)	Net amount after deducting for offsetting swaps $425.4 million.
2)	Net amount after deducting for offsetting swaps $554.8 million.
3)	Net amount after deducting for offsetting swaps $845.2 million.

All amounts recognized in the Consolidated Statements of Net Income related to derivatives, not designated as hedging instruments, relate to economic hedges and thus have been materially offset by an opposite statements of income effect of the related financial liabilities or financial assets.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also has assets and liabilities in its balance sheet that are measured at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets, including investments in affiliates, and restructuring liabilities (see Note 10).

The Company has determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and the Company’s assumptions about the use of the assets and settlements of liabilities, as observable inputs are not available. The Company has determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy. To determine the fair value of long-lived assets, the Company utilizes the projected cash flows expected to be generated by the long-lived assets, then discounts the future cash flows over the expected life of the long-lived assets. For restructuring obligations, the amount recorded represents the fair value of the payments expected to be made, and such provisions are discounted if the payments are expected to extend beyond one year.

As of December 31, 2013 and 2012, the Company had $94.2 million and $75.8 million, respectively, of restructuring reserves, which were measured at fair value upon initial recognition of the associated liability (see Note 10). The Company has not recorded any significant impairment charges on its long-lived assets during 2013, 2012 or 2011.